Segment Information - Non-current Assets by Geographical Region (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Noncurrent assets	$ 475,460	$ 517,888
CANADA
Disclosure of operating segments [line items]
Noncurrent assets	54,013	68,083
UNITED STATES
Disclosure of operating segments [line items]
Noncurrent assets	39,113	41,994
MEXICO
Disclosure of operating segments [line items]
Noncurrent assets	4,598	1,835
ARGENTINA
Disclosure of operating segments [line items]
Noncurrent assets	62,039	72,739
BRAZIL
Disclosure of operating segments [line items]
Noncurrent assets	65,075	69,057
ECUADOR
Disclosure of operating segments [line items]
Noncurrent assets	31,977	33,226
FRENCH GUIANA
Disclosure of operating segments [line items]
Noncurrent assets	5,160	5,160
CHILE
Disclosure of operating segments [line items]
Noncurrent assets	2,460	2,460
BURKINA FASO
Disclosure of operating segments [line items]
Noncurrent assets	41,749	49,688
SOUTH AFRICA
Disclosure of operating segments [line items]
Noncurrent assets	2,980	3,744
TURKEY
Disclosure of operating segments [line items]
Noncurrent assets	106,402	126,644
MONGOLIA
Disclosure of operating segments [line items]
Noncurrent assets	52,235	35,992
AUSTRALIA
Disclosure of operating segments [line items]
Noncurrent assets	3,401	3,661
OTHER
Disclosure of operating segments [line items]
Noncurrent assets	$ 4,258	$ 3,605